Allowance for impairment losses	6 Months Ended
Jun. 30, 2020
Allowance for impairment losses.
Allowance for impairment losses

9.        Allowance for impairment losses

Half-year to 30 June 2020

				Purchased
				or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m
In respect of drawn balances
At 1 January 2020	669	993	1,403	142	3,207
Exchange and other adjustments	—	—	27	(38)	(11)

Transfers to Stage 1	108	(107)	(1)		–
Transfers to Stage 2	(90)	133	(43)		–
Transfers to Stage 3	(10)	(133)	143		–
Impact of transfers between stages	(64)	774	445		1,155
	(56)	667	544		1,155
Other items charged to the income statement	704	481	745	245	2,175
Charge to the income statement (note 5)	648	1,148	1,289	245	3,330
Advances written off	—	—	(804)	(24)	(828)
Recoveries of advances written off in previous years	—	—	86	—	86
Discount unwind	—	—	(26)	—	(26)
At 30 June 2020	1,317	2,141	1,975	325	5,758

In respect of undrawn balances
At 1 January 2020	91	77	5	—	173
Exchange and other adjustments	–	—	—	—	—
Transfers to Stage 1	8	(8)	—	—	—
Transfers to Stage 2	(6)	6	—	—	—
Transfers to Stage 3	—	(6)	6	—	—
Impact of transfers between stages	(2)	72	11	—	81
	—	64	17	—	81
Other items charged to the income statement	145	50	13	—	208
Charge to the income statement (note 5)	145	114	30	—	289
At 30 June 2020	236	191	35	–	462
Total allowance for impairment losses	1,553	2,332	2,010	325	6,220

In respect of:
Loans and advances to banks	15	–	–	–	15
Loans and advances to customers	1,300	2,141	1,974	325	5,740
Debt securities	1	–	1	–	2
Due from fellow Lloyds Banking Group undertakings	1	–	–	–	1
Financial assets at amortised cost	1,317	2,141	1,975	325	5,758
Provisions in relation to loan commitments and financial guarantees	236	191	35	–	462
Total allowance for impairment losses	1,553	2,332	2,010	325	6,220
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	6	–	–	–	6

Exchange and other adjustments includes certain adjustments, prescribed by IFRS 9, in respect of purchased or originated credit-impaired financial assets. The total allowance for impairment losses includes £191 million (31 December 2019: £201 million) in respect of residual value impairment and voluntary terminations within the Group’s asset finance business.

Year ended 31 December 2019

				Purchased
				or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m
In respect of drawn balances
At 1 January 2019	519	992	1,434	78	3,023
Exchange and other adjustments	10	(9)	29	283	313

Transfers to Stage 1	229	(222)	(7)		—
Transfers to Stage 2	(53)	92	(39)		—
Transfers to Stage 3	(15)	(140)	155		—
Impact of transfers between stages	(175)	353	420		598
	(14)	83	529		598
Other items charged to the income statement	154	(73)	894	(193)	782
Charge to the income statement	140	10	1,423	(193)	1,380
Advances written off			(1,827)	(54)	(1,881)
Recoveries of advances written off in previous years			396	28	424
Discount unwind			(52)	–	(52)
At 31 December 2019	669	993	1,403	142	3,207

In respect of undrawn balances
At 1 January 2019	121	63	6	—	190
Exchange and other adjustments	(1)	1	–	—	—

Transfers to Stage 1	19	(19)	—		—
Transfers to Stage 2	(4)	4	—		—
Transfers to Stage 3	(1)	(3)	4		—
Impact of transfers between stages	(17)	24	(1)		6
	(3)	6	3		6
Other items charged to the income statement	(26)	7	(4)	—	(23)
Charge to the income statement	(29)	13	(1)	—	(17)
At 31 December 2019	91	77	5	—	173
Total allowance for impairment losses	760	1,070	1,408	142	3,380

In respect of:
Loans and advances to banks	—	—	—	—	—
Loans and advances to customers	669	993	1,359	142	3,163
Debt securities	—	—	1	—	1
Due from fellow Lloyds Banking Group undertakings	—	—	43	—	43
Financial assets at amortised cost	669	993	1,403	142	3,207
Provisions in relation to loan commitments and financial guarantees	91	77	5	—	173
Total allowance for impairment losses	760	1,070	1,408	142	3,380
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	—	—	—	—	—

The Group’s income statement charge comprises:

	Half-year	Year ended
	to 30 June	31 Dec
	2020	2019
	£m	£m

Drawn balances	3,330	1,380
Undrawn balances	289	(17)
Financial assets at fair value through other comprehensive income	6	(1)
Total	3,625	1,362

Transfers between stages are deemed to have taken place at the start of the reporting period, with all other movements shown in the stage in which the asset is held at the period end, with the exception of those held within Purchased or originated credit-impaired, which are not transferable. As assets are transferred between stages, the resulting change in expected credit loss of £1,155 million for drawn balances, and £81 million for undrawn balances, is presented separately as impacts of transfers between stages, in the stage in which the expected credit loss is recognised at the end of the reporting period.

Other items charged to the income statement include the movements in the expected credit loss as a result of new loans originated and repayments of outstanding balances throughout the reporting period. Loans which are written off in the period are first transferred to Stage 3 before acquiring a full allowance and subsequent write-off. Consequently, recoveries on assets previously written-off also occur in Stage 3 only.